Cover	Aug. 01, 2025	May 28, 2025
Cover [Abstract]
Document Type		8-K/A
Document Period End Date	Aug. 01, 2025	May 28, 2025
Entity File Number		001-39558
Registrant Name		PERELLA WEINBERG PARTNERS
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		84-1770732
Entity Address, Postal Zip Code		10153
Entity Address, State or Province		NY
Entity Address, Address Line One		767 Fifth Avenue
Entity Address, City or Town		New York
City Area Code		212
Local Phone Number		287-3200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.0001 per share
Trading Symbol		PWP
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Ex Transition Period		false
Central Index Key		0001777835
Amendment Flag		false